NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Supplement dated March 16, 2012
to the Prospectus dated May 1, 2011
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.	NVIT Multi-Manager Large Cap Growth Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 11 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, the second subadviser takes a bottom-up investment approach that is based on factors specific to individual companies, and not general economic conditions, and the third subadviser uses an intrinsic valuation approach seeking companies with growth not fully reflected in the price of their stock. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

II.	NVIT Multi-Manager Large Cap Value Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 14 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, another subadviser uses a contrarian approach to invest in companies whose current fundamentals and stock prices are depressed relative to their long-term expectations and the third subadviser uses a bottom-up approach to stock selection based on fundamental research and historic valuations. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 16, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	nvit353905_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Supplement dated March 16, 2012
to the Prospectus dated May 1, 2011
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.	NVIT Multi-Manager Large Cap Growth Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 11 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, the second subadviser takes a bottom-up investment approach that is based on factors specific to individual companies, and not general economic conditions, and the third subadviser uses an intrinsic valuation approach seeking companies with growth not fully reflected in the price of their stock. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

II.	NVIT Multi-Manager Large Cap Value Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 14 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, another subadviser uses a contrarian approach to invest in companies whose current fundamentals and stock prices are depressed relative to their long-term expectations and the third subadviser uses a bottom-up approach to stock selection based on fundamental research and historic valuations. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NVIT Multi-Manager Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit353905_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Supplement dated March 16, 2012
to the Prospectus dated May 1, 2011
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.	NVIT Multi-Manager Large Cap Growth Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 11 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, the second subadviser takes a bottom-up investment approach that is based on factors specific to individual companies, and not general economic conditions, and the third subadviser uses an intrinsic valuation approach seeking companies with growth not fully reflected in the price of their stock. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

II.	NVIT Multi-Manager Large Cap Value Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 14 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, another subadviser uses a contrarian approach to invest in companies whose current fundamentals and stock prices are depressed relative to their long-term expectations and the third subadviser uses a bottom-up approach to stock selection based on fundamental research and historic valuations. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NVIT Multi-Manager Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit353905_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Supplement dated March 16, 2012
to the Prospectus dated May 1, 2011
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.	NVIT Multi-Manager Large Cap Growth Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 11 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, the second subadviser takes a bottom-up investment approach that is based on factors specific to individual companies, and not general economic conditions, and the third subadviser uses an intrinsic valuation approach seeking companies with growth not fully reflected in the price of their stock. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

II.	NVIT Multi-Manager Large Cap Value Fund

2.	As of the Effective Date, the Prospectus is revised as follows:

	a.	The second paragraph on page 14 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, another subadviser uses a contrarian approach to invest in companies whose current fundamentals and stock prices are depressed relative to their long-term expectations and the third subadviser uses a bottom-up approach to stock selection based on fundamental research and historic valuations. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE